UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-06351

Name and Address of Registrant:

Green Century Funds
114 State Street
Suite 200
Boston, Massachusetts 02109

Name and address of agent for service:

Green Century Capital Management, Inc.
114 State Street
Suite 200
Boston, Massachusetts  02109

Registrant’s telephone number: (617) 482-0800

Date of fiscal year end: July 31

Date of reporting period: October 31, 2010

Item 1.  Schedule of Investments

The Schedules of Investments for the Green Century Funds are set forth below.

GREEN CENTURY BALANCED FUND
PORTFOLIO OF INVESTMENTS
October 31, 2010
(Unaudited)

	SHARES	VALUE
Common Stocks – 65.0%
Technology Hardware & Equipment – 6.4%
Apple, Inc. (a)	3,761	$1,131,572
EMC Corporation (a)	23,608	496,004
Hewlett-Packard Company	14,977	629,933
International Business Machines Corporation	8,894	1,277,178
NETGEAR, Inc. (a)	270	8,319
		3,543,006
Capital Goods – 5.8%
3M Company	11,097	934,589
ABB Ltd. American Depositary Receipt (a)(b)	8,940	184,969
Baldor Electric Company	4,958	208,335
Cummins, Inc.	2,324	204,744
Donaldson Company, Inc.	8,268	402,817
Emerson Electric Company	4,450	244,305
Lincoln Electric Holdings, Inc.	4,604	275,135
Polypore International, Inc. (a)	5,297	176,231
Quanta Services, Inc. (a)	9,600	188,736
Thomas & Betts Corporation (a)	8,574	373,398
		3,193,259
Insurance – 5.5%
Aflac, Inc.	7,037	393,298
Chubb Corporation	17,212	998,640
Horace Mann Educators Corporation	25,562	477,754
Lincoln National Corporation	8,159	199,732
Progressive Corporation (The)	45,328	959,141
		3,028,565
Pharmaceuticals & Biotechnology – 4.8%
Amgen, Inc. (a)	6,317	361,269
Endo Pharmaceuticals Holdings, Inc. (a)	27,438	1,008,072
Novo Nordisk A/S American Depositary Receipt (b)	2,199	230,455
Teva Pharmaceutical Industries Ltd. American Depositary Receipt (b)	5,172	268,427
Waters Corporation (a)	10,719	794,600
		2,662,823
Healthcare Equipment & Services – 4.4%
Becton, Dickinson and Company	4,718	356,303
Fresenius Medical Care AG & Company KgaA American Depositary Receipt (b)	9,866	627,872
Hologic, Inc. (a)	14,950	239,499
St. Jude Medical, Inc. (a)	5,323	203,871
UnitedHealth Group, Inc.	26,932	970,899
		2,398,444
Renewable Energy & Energy Efficiency – 4.3%
American Superconductor Corporation (a)	8,282	278,689
Cree, Inc. (a)	4,421	226,753
First Solar, Inc. (a)	1,343	184,904
GT Solar International, Inc. (a)	35,184	289,565
International Rectifier Corporation (a)	21,000	487,830
Itron, Inc. (a)	4,026	244,660
Johnson Controls, Inc.	5,752	202,010
OM Group, Inc. (a)	8,600	286,122

Suntech Power Holdings Company Ltd. American Depository Receipt (a)(b)	19,348	$164,265
		2,364,798
Transportation – 4.0%
Canadian Pacific Railway Ltd.	13,709	893,004
Expeditors International of Washington, Inc.	4,971	245,368
United Parcel Service, Inc., Class B	15,393	1,036,565
		2,174,937
Banks – 3.7%
Barclays PLC American Depositary Receipt (b)	32,566	574,790
Fifth Third Bancorp	24,338	305,685
TCF Financial Corporation	23,190	305,181
Wells Fargo & Company	33,078	862,674
		2,048,330
Materials – 3.7%
Air Products & Chemicals, Inc.	7,239	615,098
Minerals Technologies, Inc.	16,541	970,460
Sonoco Products Company	8,176	273,896
STR Holdings, Inc. (a)	7,506	186,524
		2,045,978
Diversified Financials – 3.5%
American Express Company	17,035	706,271
Bank of America Corporation	33,558	383,903
JPMorgan Chase & Company	22,755	856,271
		1,946,445
Software & Services – 2.8%
Microsoft Corporation	13,040	347,386
Oracle Corporation	34,113	1,002,922
Telvent GIT S.A. (a)(b)	7,917	200,854
		1,551,162
Food & Beverage – 2.4%
General Mills, Inc.	10,397	390,304
J. M. Smucker Company (The)	14,090	905,705
		1,296,009
Telecommunication Services – 2.3%
AT&T, Inc.	30,475	868,537
BT Group PLC American Depositary Receipt (b)	8,664	213,828
Telefonica S.A. American Depositary Receipt (b)	2,451	198,874
		1,281,239
Healthy Living – 2.2%
United Natural Foods, Inc. (a)	14,054	502,571
Whole Foods Market, Inc. (a)	18,201	723,490
		1,226,061
Semiconductors – 2.2%
Altera Corporation	9,540	297,743
Intel Corporation	45,129	905,739
		1,203,482
Consumer Durables & Apparel – 2.0%
Jarden Corporation	27,895	894,314
Timberland Company (The), Class A (a)	11,000	230,780
		1,125,094
Retailing – 1.6%
Advance Auto Parts, Inc.	10,518	683,460
Nordstrom, Inc.	4,493	173,025
		856,485
Food & Staples Retailing – 1.3%
Costco Wholesale Corporation	10,840	680,427

Sysco Corporation	447	$13,168
		693,595
Consumer Services – 1.0%
Starbucks Corporation	11,147	317,467
Starwood Hotels & Resorts Worldwide, Inc.	4,157	225,060
		542,527
Commercial & Professional Services – 0.5%
Interface, Inc., Class A	19,220	276,576
Media – 0.3%
John Wiley & Sons, Inc., Class A	4,149	179,071
Household & Personal Products – 0.3%
Church & Dwight Company, Inc.	2,678	176,346
Total Common Stocks (Cost $31,496,084)		35,814,232

	PRINCIPAL AMOUNT	VALUE
Corporate Bonds & Notes – 21.1%
Diversified Financials – 5.8%
Goldman Sachs Group, Inc. (The) 6.60%, due 1/15/12	$500,000	532,212
JPMorgan Chase & Company 4.60%, due 1/17/11	500,000	504,394
JPMorgan Chase & Company 4.50%, due 1/15/12	500,000	522,005
SLM Corporation 4.00%, due 7/25/14(c)	1,235,000	1,121,627
UBS A.G. 3.00%, due 8/4/15(b)(d)	500,000	507,258
		3,187,496
Telecommunication Services – 3.9%
AT&T Corporation 7.30%, due 11/15/11(d)	1,000,000	1,067,691
BellSouth Corporation 4.75%, due 11/15/12	500,000	538,350
Verizon Communications, Inc. 5.25%, due 4/15/13	500,000	552,868
		2,158,909
Pharmaceuticals & Biotechnology – 3.1%
Abbott Laboratories 5.60%, due 11/30/17	500,000	595,819
Amgen, Inc. 4.85%, due 11/18/14	500,000	569,135
Wyeth 5.50%, due 3/15/13(d)	500,000	553,701
		1,718,655
Renewable Energy & Energy Efficiency – 2.9%
International Finance Corporation 2.25%, due 4/28/14	1,000,000	1,040,625
Johnson Controls, Inc. 5.50%, due 1/15/16	500,000	568,361
		1,608,986
Technology Hardware & Equipment – 1.9%
Dell, Inc. 2.30%, due 9/10/15	500,000	502,857
Hewlett-Packard Company 4.75%, due 6/2/14	500,000	559,311
		1,062,168

Software & Services – 1.9%
Microsoft Corporation 1.625%, due 9/25/15	$500,000	$502,819
Oracle Corporation 5.00%, due 1/15/11	500,000	504,676
		1,007,495
Healthcare Equipment & Services – 1.6%
Aetna, Inc. 5.75%, due 6/15/11	595,000	613,634
UnitedHealth Group, Inc. 4.875%, due 4/1/13	250,000	269,944
		883,578
Total Corporate Bonds & Notes (Cost $11,218,731)		11,627,287

U.S. Government Agencies – 11.0%
Fannie Mae Pool 5.50%, due 3/1/12	44,871	45,817
Federal Farm Credit Bank 4.50%, due 10/25/11	500,000	520,788
Federal Farm Credit Bank 5.125%, due 8/25/16	500,000	599,164
Federal Home Loan Bank 3.125%, due 12/13/13	550,000	591,141
Federal Home Loan Bank 5.625%, due 6/13/16	1,000,000	1,121,158
Federal Home Loan Bank 3.875%, due 12/14/18	550,000	607,685
Federal Home Loan Banks 2.00%, due 11/26/18(d)	500,000	507,061
Federal Home Loan Banks 3.40%, due 8/5/20	500,000	502,076
Federal Home Loan Mortgage Corporation 2.00%, due 11/15/14(d)	500,000	500,389
Federal Home Loan Mortgage Corporation 3.75%, due 3/27/19	500,000	547,861
Federal National Mortgage Association 3.00%, due 4/15/15	500,000	506,445

Total U.S. Government Agencies (Cost $5,737,133)		6,049,585

Certificates Of Deposit – 0.3%
Self Help Credit Union Environmental Certificate of Deposit 2.00%, due 8/8/12	95,000	95,000
Shorebank Pacific Time Deposit Receipt 3.75%, due 8/8/11	95,000	95,000

Total Certificates Of Deposit (Cost $190,000)		190,000

Short-term Obligation – 2.3%
Repurchase Agreement – State Street Bank & Trust Repurchase Agreement, 0.01%, dated 10/29/10, due 11/01/10, proceeds $1,270,803 (collateralized by Fannie Mae, 4.00%, due 09/25/2039, value $1,297,703) (Cost $1,270,801)		1,270,802

TOTAL INVESTMENTS (e) – 99.7% (Cost $49,912,749)		54,951,906
Other Assets Less Liabilities – 0.3%		176,484
NET ASSETS -100.0%		$55,128,390

(a)  Non-income producing security.

(b)  Securities whose values are determined or significantly influenced by trading in markets other than the United States or Canada.

(c)  Floating rate bond.  Rate shown is currently in effect at October 31, 2010.

(d)  Step rate bond.  Rate shown is currently in effect at October 31, 2010.

(e)  The cost of investments for federal income tax purposes is $50,078,695 resulting in gross unrealized appreciation and depreciation of $6,599,989 and $1,726,778 respectively, or net unrealized appreciation of $4,873,211.

See Notes to Schedule of Investments

GREEN CENTURY EQUITY FUND
PORTFOLIO OF INVESTMENTS
October 31, 2010
(Unaudited)

	SHARES	VALUE
Common Stocks - 99.8%
Technology Hardware & Equipment - 12.0%
Arrow Electronics, Inc. (a)	1,050	$31,090
Cisco Systems, Inc. (a)	53,250	1,215,697
Corning, Inc.	14,539	265,773
Dell, Inc. (a)	16,582	238,449
Echelon Corporation (a)	282	2,219
EMC Corporation (a)	19,152	402,384
Hewlett-Packard Company	21,862	919,516
Imation Corporation (a)	300	2,922
International Business Machines Corporation	11,904	1,709,414
Lexmark International, Inc. (a)	700	26,621
Molex, Inc.	733	14,880
NetApp, Inc. (a)	3,211	170,986
Plantronics, Inc.	400	14,352
Polycom, Inc. (a)	800	27,024
QUALCOMM, Inc.	15,293	690,173
Seagate Technology plc (a)	4,447	65,149
Tellabs, Inc.	3,763	25,664
Xerox Corporation	12,643	147,923
		5,970,236
Pharmaceuticals & Biotechnology - 10.0%
Affymetrix, Inc. (a)	500	2,240
Allergan, Inc.	2,865	207,455
Amgen, Inc. (a)	8,928	510,592
Amylin Pharmaceuticals, Inc. (a)	1,421	18,516
Biogen Idec, Inc. (a)	2,480	155,521
Bristol-Myers Squibb Company	16,031	431,234
Cubist Pharmaceuticals, Inc. (a)	439	10,220
Dionex Corporation (a)	150	13,385
Endo Pharmaceuticals Holdings, Inc. (a)	1,020	37,475
Genzyme Corporation (a)	2,501	180,397
Gilead Sciences, Inc. (a)	8,294	329,023
Illumina, Inc. (a)	1,124	61,044
Johnson & Johnson	25,603	1,630,143
Life Technologies Corporation (a)	1,700	85,306
Merck & Company, Inc.	28,912	1,048,927
Techne Corporation	350	21,322
Thermo Fisher Scientific, Inc. (a)	3,846	197,761
Waters Corporation (a)	831	61,602
		5,002,163
Software & Services - 9.9%
Adobe Systems, Inc. (a)	4,905	138,076
Advent Software, Inc. (a)	170	9,132
Autodesk, Inc. (a)	2,158	78,076
Automatic Data Processing, Inc.	4,687	208,197
BMC Software, Inc. (a)	1,700	77,282
Compuware Corporation (a)	2,208	22,102
Convergys Corporation (a)	1,100	12,452
eBay, Inc. (a)	11,087	330,503
Electronic Arts, Inc. (a)	3,008	47,677
Factset Research Systems, Inc.	410	35,990
Google, Inc., Class A (a)	2,279	1,397,004

Microsoft Corporation	73,239	$1,951,087
Novell, Inc. (a)	3,000	17,790
Paychex, Inc.	3,071	85,067
Red Hat, Inc. (a)	1,739	73,490
Salesforce.com, Inc. (a)	1,072	124,427
Symantec Corporation (a)	7,489	121,172
Yahoo!, Inc. (a)	12,327	203,519
		4,933,043
Retailing - 6.3%
Amazon.com, Inc. (a)	3,336	550,907
AutoZone, Inc. (a)	275	65,348
Bed Bath & Beyond, Inc. (a)	2,434	106,853
Best Buy Company, Inc.	3,401	146,175
Carmax, Inc. (a)	1,968	60,988
Charming Shoppes, Inc. (a)	800	2,792
Family Dollar Stores, Inc.	1,265	58,405
Foot Locker, Inc.	1,300	20,709
Gap, Inc. (The)	4,239	80,583
Genuine Parts Company	1,491	71,359
Home Depot, Inc.	15,783	487,379
J.C. Penney Company, Inc.	2,134	66,538
Kohl's Corporation (a)	2,747	140,647
Limited Brands, Inc.	2,596	76,297
Lowe's Companies, Inc.	13,448	286,846
Men's Wearhouse, Inc. (The)	500	12,220
Netflix, Inc. (a)	420	72,870
Nordstrom, Inc.	1,670	64,312
Office Depot, Inc. (a)	2,500	11,225
Pep Boys - Manny, Moe & Jack (The)	300	3,507
RadioShack Corporation	1,200	24,156
Staples, Inc.	6,820	139,605
Target Corporation	6,553	340,363
Tiffany & Company	1,197	63,441
TJX Companies, Inc.	3,773	173,143
		3,126,668
Banks - 5.5%
Bank of Hawaii Corporation	431	18,615
BB&T Corporation	6,406	149,964
Cathay General Bancorp	595	8,092
Comerica, Inc.	1,661	59,431
Fifth Third Bancorp	7,247	91,022
First Horizon National Corporation (a)	2,087	21,058
Heartland Financial USA, Inc.	100	1,545
Hudson City Bancorp, Inc.	4,086	47,602
Keycorp	8,118	66,486
M&T Bank Corporation	808	60,398
New York Community Bancorp, Inc.	3,850	65,180
NewAlliance Bancshares, Inc.	1,000	12,890
People's United Financial, Inc.	3,441	42,359
PNC Financial Services Group, Inc.	4,904	264,326
Popular, Inc. (a)	6,232	17,013
Regions Financial Corporation	11,214	70,648
SunTrust Banks, Inc.	4,655	116,468
Synovus Financial Corporation	7,482	16,161
U.S. Bancorp	17,870	432,097
Umpqua Holdings Corporation	988	10,868
Wells Fargo & Company	45,909	1,197,307
		2,769,530
Household & Personal Products - 5.3%
Alberto-Culver Company	726	27,072
Avon Products, Inc.	3,991	121,526
Church & Dwight Company, Inc.	634	41,749

Clorox Company	1,290	$85,849
Colgate-Palmolive Company	4,572	352,593
Estee Lauder Companies, Inc. (The), Class A	1,099	78,216
Kimberly-Clark Corporation	3,837	243,036
Nu Skin Enterprises, Inc., Class A	500	15,300
Procter & Gamble Company	26,736	1,699,607
WD-40 Company	103	3,800
		2,668,748
Capital Goods - 5.0%
3M Company	6,338	533,786
A.O. Smith Corporation	252	14,120
AMETEK, Inc.	1,038	56,104
Apogee Enterprises, Inc.	300	3,147
Baldor Electric Company	400	16,808
Brady Corporation, Class A	450	13,837
Broadwind Energy, Inc. (a)	488	927
CLARCOR, Inc.	450	17,847
Cooper Industries Ltd., Class A	1,552	81,356
Cummins, Inc.	1,788	157,523
Deere & Company	3,958	303,974
Donaldson Company, Inc.	712	34,689
EMCOR Group, Inc. (a)	600	15,510
Emerson Electric Company	7,019	385,343
Fastenal Company	1,314	67,645
Gardner Denver, Inc.	464	26,828
General Cable Corporation (a)	450	12,573
Graco, Inc.	554	19,063
Granite Construction, Inc.	429	10,373
Hubbell, Inc., Class B	500	27,010
Illinois Tool Works, Inc.	4,041	184,674
Kadant, Inc. (a)	100	1,966
Lincoln Electric Holdings, Inc.	421	25,159
Lindsay Corporation	110	6,342
Masco Corporation	3,300	35,178
Nordson Corporation	263	20,519
Owens Corning (a)	1,094	29,582
Pall Corporation	1,050	44,803
Pentair, Inc.	936	30,635
Quanta Services, Inc. (a)	1,811	35,604
Rockwell Automation, Inc.	1,294	80,707
Simpson Manufacturing Company, Inc.	300	7,974
Spirit Aerosystems Holdings, Inc. (a)	900	19,476
SPX Corporation	490	32,859
Tennant Company	150	5,033
Thomas & Betts Corporation (a)	521	22,690
Timken Company	676	28,000
W.W. Grainger, Inc.	585	72,558
Westinghouse Air Brake Technologies Corporation	429	20,094
		2,502,316
Healthcare Equipment & Services - 4.8%
Baxter International, Inc.	5,587	284,378
Beckman Coulter, Inc.	636	33,861
Becton, Dickinson and Company	2,165	163,501
Cerner Corporation (a)	664	58,319
CIGNA Corporation	2,533	89,136
Cross Country Healthcare, Inc. (a)	200	1,460
Edwards Lifesciences Corporation (a)	1,052	67,233
Gen-Probe, Inc. (a)	491	23,779
Health Management Associates, Inc., Class A (a)	2,200	17,622
Henry Schein, Inc. (a)	863	48,458
Hill-Rom Holdings, Inc.	600	23,250
Hospira, Inc. (a)	1,509	89,755
Humana, Inc. (a)	1,584	92,331

Idexx Laboratories, Inc. (a)	538	$32,259
Intuitive Surgical, Inc. (a)	368	96,766
Invacare Corporation	300	8,100
McKesson Corporation	2,528	166,797
Medtronic, Inc.	10,271	361,642
Molina Healthcare, Inc. (a)	291	7,543
Patterson Companies, Inc.	889	24,581
Quest Diagnostics, Inc.	1,453	71,400
St. Jude Medical, Inc. (a)	3,108	119,036
Stryker Corporation	2,772	137,186
Varian Medical Systems, Inc. (a)	1,183	74,789
WellPoint, Inc. (a)	4,131	224,479
Zimmer Holdings, Inc. (a)	1,879	89,140
		2,406,801
Food & Beverage - 4.8%
Campbell Soup Company	1,952	70,760
Darling International, Inc. (a)	552	5,526
Dean Foods Company (a)	1,664	17,306
Flowers Foods, Inc.	953	24,282
General Mills, Inc.	6,215	233,311
Green Mountain Coffee Roasters, Inc. (a)	1,155	38,104
H.J. Heinz Company	2,944	144,580
J. M. Smucker Company (The)	1,133	72,829
Kellogg Company	2,503	125,801
Kraft Foods, Inc., Class A	16,245	524,226
McCormick & Company, Inc.	1,150	50,853
PepsiCo, Inc.	15,031	981,524
Sara Lee Corporation	6,022	86,295
Tootsie Roll Industries, Inc.	224	5,880
		2,381,277
Energy - 4.5%
Apache Corporation	3,369	340,336
Cameron International Corporation (a)	2,295	100,406
Chesapeake Energy Corporation	5,977	129,701
Clean Energy Fuels Corporation (a)	200	2,904
Devon Energy Corporation	3,894	253,188
Diamond Offshore Drilling, Inc.	655	43,335
EOG Resources, Inc.	2,371	226,952
Helmerich & Payne, Inc.	953	40,769
Hess Corporation	2,781	175,286
National Oilwell Varco, Inc.	3,902	209,772
Newfield Exploration Company (a)	1,226	73,094
Noble Energy, Inc.	1,620	131,998
Pioneer Natural Resources Company	1,100	76,780
Quicksilver Resources, Inc. (a)	1,087	16,272
Southwestern Energy Company (a)	3,210	108,659
Spectra Energy Corporation	6,032	143,381
Ultra Petroleum Corporation (a)	1,416	58,268
Williams Companies, Inc.	5,375	115,670
		2,246,771
Diversified Financials - 4.0%
American Express Company	10,182	422,146
Bank of New York Mellon Corporation (The)	11,290	282,927
BlackRock, Inc.	343	58,650
Capital One Financial Corporation	4,218	157,205
Charles Schwab Corporation (The)	9,611	148,009
CME Group, Inc.	616	178,424
Franklin Resources, Inc.	1,449	166,200
Invesco Ltd.	4,128	94,944
Northern Trust Corporation	2,045	101,493
NYSE Euronext	2,456	75,252
PHH Corporation (a)	500	9,635

State Street Corporation	4,667	$194,894
T. Rowe Price Group, Inc.	2,398	132,538
TradeStation Group, Inc. (a)	200	1,098
		2,023,415
Semiconductors - 3.6%
Advanced Micro Devices, Inc. (a)	4,785	35,074
Analog Devices, Inc.	2,774	93,401
Entegris, Inc. (a)	800	4,784
Intel Corporation	51,858	1,040,790
Lam Research Corporation (a)	1,215	55,635
LSI Corporation (a)	5,700	29,868
Micron Technology, Inc. (a)	7,826	64,721
National Semiconductor Corporation	2,219	30,400
Novellus Systems, Inc. (a)	900	26,289
Texas Instruments, Inc.	11,395	336,950
Xilinx, Inc.	2,483	66,569
		1,784,481
Transportation - 3.0%
AMR Corporation (a)	974	7,675
Arkansas Best Corporation	200	5,066
C.H. Robinson Worldwide, Inc.	1,619	114,107
CSX Corporation	3,647	224,108
Expeditors International of Washington, Inc.	1,965	96,992
FedEx Corporation	2,726	239,125
Genesee & Wyoming, Inc., Class A (a)	330	15,256
J.B. Hunt Transport Services, Inc.	907	32,616
Kansas City Southern (a)	953	41,760
Norfolk Southern Corporation	3,465	213,063
Ryder System, Inc.	500	21,875
Southwest Airlines Company	1,459	20,076
United Parcel Service, Inc., Class B	6,712	451,986
		1,483,705
Materials - 2.8%
Air Products & Chemicals, Inc.	1,977	167,986
Airgas, Inc.	732	51,921
Alcoa, Inc.	9,508	124,840
Bemis Company, Inc.	1,066	33,856
Calgon Carbon Corporation (a)	400	6,004
Celanese Corporation, Class A	1,388	49,482
Domtar Corporation	408	32,379
Ecolab, Inc.	2,202	108,603
H.B. Fuller Company	400	8,256
Horsehead Holding Corporation (a)	313	3,421
Lubrizol Corporation	642	65,799
MeadWestvaco Corporation	1,550	39,881
Minerals Technologies, Inc.	150	8,801
Nalco Holding Company	1,300	36,634
Nucor Corporation	2,874	109,844
Praxair, Inc.	2,828	258,310
Rock-Tenn Company, Class A	291	16,543
Schnitzer Steel Industries, Inc., Class A	192	9,924
Sealed Air Corporation	1,400	32,410
Sigma-Aldrich Corporation	1,129	71,601
Sonoco Products Company	901	30,184
Valspar Corporation	900	28,890
Wausau Paper Corporation	442	3,730
Weyerhaeuser Company	4,828	78,310
Worthington Industries, Inc.	889	13,691
		1,391,300
Telecommunication Services - 2.5%
Frontier Communications Corporation	9,180	80,600
Leap Wireless International, Inc. (a)	482	5,500

MetroPCS Communications, Inc. (a)	2,678	$27,878
Qwest Communications International, Inc.	13,960	92,136
Sprint Nextel Corporation (a)	27,581	113,634
Verizon Communications, Inc.	26,361	855,942
Windstream Corporation	4,423	55,995
		1,231,685
Insurance - 2.4%
Aflac, Inc.	4,375	244,519
Chubb Corporation	3,022	175,337
Cincinnati Financial Corporation	1,470	43,277
Erie Indemnity Company	302	17,268
Hartford Financial Services Group, Inc. (The)	3,995	95,800
Lincoln National Corporation	2,787	68,226
Phoenix Companies, Inc. (The) (a)	1,000	2,100
Principal Financial Group, Inc.	2,976	79,876
Progressive Corporation (The)	6,096	128,991
StanCorp Financial Group, Inc.	420	18,018
Travelers Companies, Inc. (The)	4,639	256,073
Unum Group	3,115	69,838
Wesco Financial Corporation	10	3,634
		1,202,957
Food & Staples Retailing - 2.4%
Costco Wholesale Corporation	4,106	257,734
CVS Caremark Corporation	12,688	382,162
Safeway, Inc.	3,532	80,883
Sysco Corporation	5,512	162,383
Walgreen Company	9,152	310,070
		1,193,232
Consumer Services - 2.2%
Capella Education Company (a)	128	7,018
Choice Hotels International, Inc.	314	11,941
Darden Restaurants, Inc.	1,216	55,583
DeVry, Inc.	674	32,258
Jack in the Box, Inc. (a)	521	12,066
McDonald's Corporation	10,030	780,033
Peet's Coffee & Tea, Inc. (a)	122	4,667
Starbucks Corporation	6,983	198,876
		1,102,442
Consumer Durables & Apparel - 2.0%
Coach, Inc.	2,826	141,300
Deckers Outdoor Corporation (a)	372	21,613
Eastman Kodak Company (a)	2,434	11,464
Garmin Ltd.	992	32,577
Harman International Industries, Inc. (a)	627	21,036
KB Home	941	9,890
Leggett & Platt, Inc.	1,400	28,532
Liz Claiborne, Inc. (a)	900	5,508
Mattel, Inc.	3,362	78,436
NIKE, Inc., Class B	3,520	286,669
Phillips-Van Heusen Corporation	603	36,988
Pulte Homes, Inc. (a)	3,535	27,750
Snap-On, Inc.	500	25,500
Stanley Black & Decker, Inc.	1,356	84,031
Timberland Company (The), Class A (a)	400	8,392
Tupperware Brands Corporation	600	26,886
Under Armour, Inc., Class A (a)	334	15,591
VF Corporation	843	70,171
Whirlpool Corporation	679	51,489
		983,823
Media - 1.9%
Discovery Communications, Inc., Class A (a)	1,273	56,788

John Wiley & Sons, Inc., Class A	436	$18,818
New York Times Company (The), Class A (a)	1,313	10,071
Omnicom Group, Inc.	2,860	125,726
Scholastic Corporation	200	5,890
Virgin Media, Inc.	2,771	70,466
Walt Disney Company (The)	17,403	628,422
Washington Post Company (The), Class B	53	21,314
		937,495
Utilities - 1.5%
AGL Resources, Inc.	700	27,482
Alliant Energy Corporation	1,000	36,530
Atmos Energy Corporation	800	23,560
Avista Corporation	500	10,920
Cleco Corporation	500	15,635
Consolidated Edison, Inc.	2,628	130,664
Energen Corporation	649	28,971
EQT Corporation	1,250	46,800
IDACORP, Inc.	400	14,720
MGE Energy, Inc.	201	8,151
National Fuel Gas Company	579	31,949
New Jersey Resources Corporation	400	16,196
Nicor, Inc.	400	19,052
NiSource, Inc.	2,500	43,275
Northeast Utilities	1,619	50,642
Northwest Natural Gas Company	243	11,977
NSTAR	978	40,792
OGE Energy Corporation	948	41,864
Pepco Holdings, Inc.	1,954	37,634
Piedmont Natural Gas Company, Inc.	630	18,579
Portland General Electric Company	815	17,034
Questar Corporation	1,559	26,456
UGI Corporation	974	29,308
WGL Holdings, Inc.	450	17,348
		745,539
Renewable Energy & Energy Efficiency - 1.2%
American Superconductor Corporation (a)	372	12,518
Applied Materials, Inc.	12,433	153,672
Calpine Corporation (a)	3,298	41,225
Cree, Inc. (a)	985	50,521
Energy Conversion Devices, Inc. (a)	450	2,030
First Solar, Inc. (a)	523	72,007
Fuel Systems Solutions, Inc. (a)	100	4,098
ITC Holdings Corporation	443	27,736
Itron, Inc. (a)	411	24,976
Johnson Controls, Inc.	6,304	221,396
Ormat Technologies, Inc.	164	4,676
SunPower Corporation, Class A (a)	538	7,338
Zoltek Companies, Inc. (a)	250	2,400
		624,593
Real Estate - 1.1%
AMB Property Corporation	1,611	45,414
Boston Properties, Inc.	1,285	110,754
CB Richard Ellis Group, Inc., Class A (a)	2,574	47,233
Forest City Enterprises, Inc., Class A (a)	1,339	19,536
Jones Lang LaSalle, Inc.	422	32,941
Liberty Property Trust	1,110	37,141
ProLogis	4,984	68,031
Regency Centers Corporation	809	34,124
Vornado Realty Trust	1,538	134,406
		529,580
Commercial & Professional Services - 0.6%
Avery Dennison Corporation	1,016	36,932

Deluxe Corporation	450	$9,198
Herman Miller, Inc.	500	9,615
HNI Corporation	400	9,864
Interface, Inc., Class A	400	5,756
Kelly Services, Inc. (a)	200	2,970
Knoll, Inc.	420	6,371
Manpower, Inc.	723	39,570
Monster Worldwide, Inc. (a)	1,150	20,769
Pitney Bowes, Inc.	1,827	40,084
R.R. Donnelley & Sons Company	1,850	34,133
Robert Half International, Inc.	1,400	37,954
Steelcase, Inc.	500	4,205
Stericycle, Inc. (a)	766	54,953
Team, Inc. (a)	100	1,984
Tetra Tech, Inc. (a)	552	11,625
		325,983
Automobiles & Components - 0.3%
BorgWarner, Inc. (a)	1,130	63,404
Harley-Davidson, Inc.	2,166	66,453
Modine Manufacturing Company (a)	200	2,704
WABCO Holdings, Inc. (a)	564	26,181
		158,742
Healthy Living - 0.2%
Hain Celestial Group, Inc. (The) (a)	350	8,655
United Natural Foods, Inc. (a)	400	14,304
Whole Foods Market, Inc. (a)	1,381	54,895
		77,854
Total Securities (Cost $47,547,723)		49,804,379

Short-term Obligation - 0.2%
Repurchase Agreement - State Street Bank & Trust Repurchase Agreement, 0.01%, dated 10/29/10, due 11/01/10, proceeds $84,153 (collateralized by Fannie Mae, 4.00%, due 09/25/2039, value $87,626) (Cost $84,153)		84,153

TOTAL INVESTMENTS (b) - 100.0% (Cost $47,631,876)		49,888,532
Other Assets Less Liabilities - 0.0%		17,449
NET ASSETS -100.0%		$49,905,981

(a)  Non-income producing security.

(b)  The cost of investments for federal income tax purposes is $49,101,579 resulting in gross unrealized appreciation and depreciation of $6,699,804 and $5,912,851 respectively, or net unrealized appreciation of $786,953.

See Notes to Schedule of Investments

GREEN CENTURY BALANCED FUND
GREEN CENTURY EQUITY FUND
NOTES TO SCHEDULES OF INVESMENTS
(Unaudited)

Green Century Funds (the “Trust”) is a Massachusetts business trust which offers two separate series, the Green Century Balanced Fund (the “Balanced Fund”) and the Green Century Equity Fund (the “Equity Fund”), collectively, the “Funds”.  The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company.  The Trust accounts separately for the assets, liabilities and operations of each series.  The Balanced Fund commenced operations on March 18, 1992 and the Equity Fund commenced operations on September 13, 1995.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.  Actual results could differ from those estimates.  The following is a summary of the Funds’ significant accounting policies:

(A)
Investment Valuation:  Equity securities listed on national securities exchanges other than NASDAQ are valued at last sale price. If a last sale price is not available, securities listed on national exchanges other than NASDAQ are valued at the mean between the closing bid and closing ask prices. NASDAQ National Market® and SmallCapSM securities are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is based on the last traded price if it falls within the concurrent best bid and ask prices and is normalized pursuant to NASDAQ's published procedures if it falls outside this range. If a NOCP is not available for any such security, the security is valued at the last sale price, or, if there have been no sales that day, at the mean between the closing bid and closing ask prices. Unlisted equity securities are valued at last sale price, or when last sale prices are not available, at the last quoted bid price. Debt securities (other than certificates of deposit and short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Securities, if any, for which there are no such valuations or quotations available, or for which the market quotation is not reliable, are valued at fair value by management as determined in good faith under guidelines established by the Trustees. Certificates of deposit are valued at cost plus accrued interest.  Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices for active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  Quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

GREEN CENTURY BALANCED FUND
GREEN CENTURY EQUITY FUND
NOTES TO SCHEDULES OF INVESMENTS
(Unaudited)

The following is a summary of the inputs used to value the Balanced Fund’s net assets as of October 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$35,814,232	$-	$-	$35,814,232
Corporate Bonds & Notes	-	11,627,287	-	11,627,287
U.S. Government Agencies	-	6,049,585	-	6,049,585
Certificates of Deposit	-	190,000	-	190,000
Short-Term Obligation	-	1,270,802	-	1,270,802
Total	$35,814,232	$19,137,674	$-	$54,951,906

*All sub-categories within common stocks represent level 1 evaluation status.

The following is a summary of the inputs used to value the Equity Fund’s net assets as of October 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$49,804,379	$-	$-	$49,804,379
Short-Term Obligation	-	84,153	-	84,153
Total	$49,804,379	$84,153	$-	$49,888,532

*All sub-categories within common stocks represent level 1 evaluation status.

The Funds did not have any significant transfers into or out of Level 1 and 2 or hold any Level 3 securities during the period ended October 31, 2010.

(B)
Securities Transactions and Investment Income:  Securities transactions are recorded on a trade date basis.  Realized gains and losses from securities transactions are determined using the identified cost basis.  Interest income, including amortization of premiums and accretion of discounts on bonds, is recognized on the accrual basis and dividend income is recorded on ex-dividend date.

(C)
Options Transactions:  The Balanced Fund is authorized to utilize options to hedge or protect from adverse movements in the market values of its portfolio securities and to enhance return. The Equity Fund is authorized to utilize options to hedge against possible increases in the value of securities which are expected to be purchased by the Equity Fund or possible declines in the value of securities which are expected to be sold by the Equity Fund. The use of options involves risk such as the possibility of illiquid markets or imperfect correlation between the value of the option and the underlying securities.  The Funds are also authorized to write put and call options.  Premiums received upon writing put or call options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option.  Changes between the initial premiums received and the current market value of the options are recorded as unrealized gains or losses.  When an option is closed, expired or exercised, a gain or loss is realized and the liability is eliminated.  The Funds continue to bear the risk of adverse movements in the price of the underlying assets during the period of the option, although any potential loss during the period would be reduced by the amount of the option premium received.  As required by the Act, liquid securities are designated as collateral in an amount equal to the market value of open options contracts.  In the period ended October 31, 2010, neither the Balanced Fund nor the Equity Fund utilized options or wrote put or call options.

GREEN CENTURY BALANCED FUND
GREEN CENTURY EQUITY FUND
NOTES TO SCHEDULES OF INVESMENTS
(Unaudited)

(D)
Repurchase Agreements:  The Funds enter into repurchase agreements with selected banks or broker-dealers that are deemed by the Funds’ adviser to be creditworthy pursuant to guidelines established by the Board of Trustees.  Each repurchase agreement is recorded at cost, which approximates fair value.  The Funds require that the market value of collateral, represented by securities (primarily U.S. Government securities), be sufficient to cover payments of interest and principal and that the collateral be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Funds to obtain those securities in the event of a default of the counterparty.  In the event of default or bankruptcy by the counterparty to the repurchase agreement, retention of the collateral may be subject to legal proceedings.

Item 2.  Controls and Procedures

(a)
Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the “Disclosure Controls”) as of a date within 90 days of the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information that is required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosures.

(b)
There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits

Certifications for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Green Century Funds

/s/ Kristina A. Curtis
Kristina A. Curtis
President and Principal Executive Officer
December 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kristina A. Curtis
Kristina A. Curtis
President and Principal Executive Officer
December 30, 2010

/s/ Kristina A. Curtis
Kristina A. Curtis
Treasurer and Principal Financial Officer
December 30, 2010